Non-controlling Interests (Movement of Non-controlling Interest) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Noncontrolling Interest [Member] CNY		Dec. 31, 2012 Noncontrolling Interest [Member] CNY		Dec. 31, 2011 Noncontrolling Interest [Member] CNY
Noncontrolling Interest [Line Items]
Balance at beginning of year		53,310				53,310		257,158		238,864
Add: Non-controlling interests arising from business combination		1,983		5,533	4,062	1,983		5,533		4,062
Capital contribution to subsidiaries by non-controlling interests		194,811		7,116		194,811	[1]	7,116	[1]	0	[1]
Net income attributable to non-controlling interests	6,622	40,088		23,165	21,116	40,088		23,165		21,116
Share-based compensation of subsidiaries		37,973		42,483	90,972	10,449		8,886		8,326
Exercise of share options of a subsidiary		1,131		9,642	6,790	462		4,920		5,349
Less: Currency translation adjustments of subsidiaries		(94,661)		27,717	(53,053)	9,640		9,444		(19,587)
Contribution by non-controlling shareholders related to transfer of a portion of subsidiary Eyedentity's equity from Shanda Games International to Actoz				(37,336)		0		(260,077)		0
Disposal of a subsidiary		(391)		(2,835)		(391)		(2,835)		0
Change of equity in an affiliated company of a subsidiary		31			(1,995)	15		0		(972)
Balance at the end of year	51,269	310,367		53,310		310,367		53,310		257,158
Capital contribution to subsidiaries by controlling interest	$ 221,700		$ 15,200

[1]	The capital contribution to subsidiaries by non-controlling interests mainly represents capital contributions from non-controlling interests to subsidiaries which are majority-owned. The Group contributed a total amount of RMB15.2 million and RMB221.7 million to the subsidiaries affected by such non-controlling interest contributions for its controlling interests in 2012 and 2013, respectively. For the year ended December 31, 2013, the significant capital contribution by non-controlling interests represented funds raised in a rights offering by the Group's majority-owned subsidiary Actoz. The Group participated in this rights offering in a pre-emptive fashion to maintain approximately the same percentage of ownership interest in the capital shares of Actoz.